7. Derivative Liability (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2016	Apr. 30, 2016
Tables/Schedules
Schedule of Inputs and Assumptions Used to Value Convertible Debentures

The following inputs and assumptions were used to value the convertible debentures outstanding during the periods ended October 31 and April 30, 2016:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

December 17, 2013 convertible debenture:
As at April 30, 2016 (mark to market)	366%	0.56%	0%	1.00
As at May 17, 2016 (date of exchange)	433%	0.58%	0%	0.84

May 21, 2014 convertible debenture:
As at April 30, 2016 (mark to market)	312%	0.56%	0%	0.83
As at June 13, 2016 (date of conversion)	485%	0.40%	0%	0.71
As at July 31, 2016 (mark to market)	468%	0.38%	0%	0.58
As at October 31, 2016 (mark to market)	394%	0.34%	0%	0.33

May 23, 2014 convertible debenture:
As at April 30, 2016 (mark to market)	111%	0.56%	0%	0.06
As at July 31, 2016 (mark to market)	472%	0.50%	0%	0.81
As at October 31, 2016 (mark to market)	540%	0.51%	0%	0.56

May 17, 2016 convertible debenture for $10,000:
As at May 17, 2016 (date note became convertible)	467%	0.58%	0%	1.00
As at June 28, 2016 (date of conversion)	490%	0.35%	0%	0.88
As at July 27, 2016 (date of conversion)	508%	0.40%	0%	0.81
As at July 31, 2016 (mark to market)	513%	0.38%	0%	0.79
As at October 31, 2016 (mark to market)	550%	0.51%	0%	0.54

May 17, 2016 convertible debenture for $33,000:
As at May 17, 2016 (issuance date)	476%	0.58%	0%	1.00
As at July 31, 2016 (mark to market)	458%	0.50%	0%	0.79
As at October 31, 2016 (mar to market)	550%	0.51%	0%	0.54

July 21, 2016 convertible debenture:
As at July 21, 2016 (issuance date)	470%	0.54%	0%	0.75
As at July 31, 2016 (mark to market)	481%	0.50%	0%	0.72
As at October 31, 2016 (mark to market)	538%	0.51%	0%	0.47

The following inputs and assumptions were used to value the convertible debentures outstanding during the period ended April 30, 2016 and 2015:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

December 17, 2013 convertible debenture:
As at June 15, 2014 (date note became convertible)	433%	0.03%	0%	0.26
As at July 31, 2014 (mark to market)	362%	0.01%	0%	0.14
As at September 19, 2014 (date of default penalty)	426%	0.04%	0%	0.50
As at October 30, 2014 (date of conversion)	335%	0.06%	0%	0.39
As at October 31, 2014 (mark to market)	336%	0.05%	0%	0.38
As at November 3, 2014 (date of conversion)	348%	0.07%	0%	0.38
As at November 7, 2014 (date of conversion)	352%	0.05%	0%	0.37
As at November 10, 2014 (date of conversion)	355%	0.02%	0%	0.36
As at November 18, 2014 (date of conversion)	370%	0.02%	0%	0.34
As at January 31, 2015 (mark to market)	528%	0.01%	0%	0.13
As at March 5, 2015 (date of conversion)	693%	0.25%	0%	1.00
As at April 16, 2015 (date of conversion)	736%	0.22%	0%	0.88
As at April 22, 2015 (date of conversion)	742%	0.23%	0%	0.87
As at April 30, 2015 (mark to market)	747%	0.24%	0%	0.85
As at April 30, 2016 (mark to market)	366%	0.56%	0%	1.00

May 21, 2014 convertible debenture:
As at November 17, 2014 (date note became convertible)	301%	0.03%	0%	0.27
As at January 9, 2015 (date of conversion)	597%	0.02%	0%	0.12
As at January 15, 2015 (date of conversion)	577%	0.03%	0%	0.11
As at January 21, 2015 (date of conversion)	650%	0.01%	0%	0.09
As at January 22, 2015 (date of conversion)	635%	0.02%	0%	0.09
As at January 30, 2015 (date of conversion)	496%	0.01%	0%	0.07
As at January 31, 2015 (mark to market)	528%	0.01%	0%	0.06
As at April 16, 2015 (date of conversion)	512%	0.22%	0%	0.86
As at April 30, 2015 (mark to market)	520%	0.24%	0%	0.82
As at December 7, 2015 (date of conversion)	251%	0.29%	0%	0.21
As at April 5, 2016 (date of conversion)	371%	0.56%	0%	0.90
As at April 30, 2016 (mark to market)	312%	0.56%	0%	0.83
May 23, 2014 convertible debenture:
As at November 19, 2014 (date note became convertible)	444%	0.07%	0%	0.51
As at January 14, 2015 (mark to market)	462%	0.04%	0%	0.35
As at January 26, 2015 (mark to market)	494%	0.03%	0%	0.32
As at January 31, 2015 (mark to market)	505%	0.02%	0%	0.31
As at April 30, 2015 (mark to market)	576%	0.00%	0%	0.06
As at April 30, 2016 (mark to market)	111%	0.56%	0%	0.06

Schedule of Derivative Liabilities at Fair Value

A summary of the activity of the derivative liability is shown below:

Balance, April 30, 2016	$140,196
New issuances	925,403
Debt discounts	78,500
Adjustment for conversion	(111,468
Mark to market adjustment at October 31, 2016	(474,356)
Balance, October 31, 2016	558,275

A summary of the activity of the derivative liability is shown below:

Balance, April 30, 2014	47,706
Derivative loss due to new issuances	38,016
Debt discount	95,215
Adjustment for conversion	(216,139)
Mark to market adjustment at April 30, 2015	393,187
Balance, April 30, 2015	357,985
Adjustment for conversion	(127,465)
Mark to market adjustment at April 30, 2016	(90,324)
Balance, April 30, 2016	140,196